Leases - Schedule of Supplementary Balance Sheet Information (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Other long-term assets (Note 14)	$ 71	$ 71
Accounts payable and other current liabilities (Note 15)	11	8
Other long-term liabilities (Note 16)	$ 65	$ 66
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	us-gaap:OtherAssetsNoncurrent	us-gaap:OtherAssetsNoncurrent
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	us-gaap:AccountsPayableAndOtherAccruedLiabilitiesCurrent	us-gaap:AccountsPayableAndOtherAccruedLiabilitiesCurrent
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	us-gaap:OtherLiabilitiesNoncurrent	us-gaap:OtherLiabilitiesNoncurrent